SCHEDULE OF CONTRACT ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Revenue from Contract with Customer [Abstract]
Grosss amount at the beginning of the period	¥ 36,469	¥ 63,144	¥ 31,722
Increases due to revenue recognized during the year	44,616	27,787	50,825
Transfers to accounts receivable during the year	(31,601)	(54,462)	(19,403)
Grosss amount at the end of the period	49,484	36,469	63,144
Allowance for credit loss of contract assets		(10,362)	(12,306)		¥ (21,732)
Contract assets, net		26,107	50,838	$ 3,802	¥ 27,752
Balance at the beginning of the period			10,604
Balance at the beginning of the period	10,362	12,306
Additions charged to bad debt expense	11,370	(1,944)	1,702
Balance at the end of the period	¥ 21,732	¥ 10,362	¥ 12,306